Fair Value Measurements (Details) - USD ($)			3 Months Ended
	Mar. 14, 2024	Mar. 08, 2024	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Earnout shares liability			$ 61,393,000
Percentage of aggregate earnout shares			79.00%
Annualized EBITDA per production line			$ 50,000,000
Earnout term			5 years
Agreed shares (in Shares)		588,235
Sponsor conversion of the founder shares (in Shares)			1,380,736
Earnout payments			(i) simultaneously with the Earnout Payments made to the Montana equity holders in a proportionate amount to the payment achieved in relation to the maximum issuance of Earnout Shares of equity interests of $200 million (the “Performance Vesting Trigger”) and (ii) up to 50% of the Subject Vesting Shares (including any vested Subject Vesting Shares from the Performance Vesting Trigger) vesting on any day following the Closing when the closing price of a share of Combined Company Class A common stock on the Nasdaq (the “Closing Share Price”) equals or exceeds $12.00 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) and all remaining Subject Vesting Shares vesting when the Closing Share Price equals or exceeds $14.00 (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).
Vesting related to the earnout milestone amount			$ 14
Business Combination [Member]
Fair Value Measurements (Details) [Line Items]
Price, percentage (in Dollars per share)	$ 10
Legacy Montana Units [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of aggregate earnout shares			21.00%
Monte Carlo Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Earnout shares (in Shares)	4,627,294		4,702,064
Vesting related to the earnout milestone amount			$ 12
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Earnout shares liability			200,000,000
Estimated fair value of earnout shares			$ 61,400,000
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Estimated fair value of earnout shares	$ 53,700,000
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Aggregate purchase price		$ 5,000,000
Additional shares (in Shares)		840,336
Common stock par value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Class B Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Common stock par value per share (in Dollars per share)			$ 0.0001	$ 0.0001